UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22393

Blackstone / GSO Senior Floating Rate Term Fund

(exact name of Registrant as specified in charter)

280 Park Avenue

11th Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Marisa Beeney

280 Park Avenue

11th Floor

New York, NY 10017

Registrant’s telephone number, including area code: (800) 831-5776

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.

Statement of Investments
March 31, 2011 (Unaudited)

	Moody’s Rating	Principal Amount	Market Value

FLOATING RATE LOAN INTERESTS(a) - 137.93%

Automotive - 0.51%
CCC Information Services, Inc., Senior Secured Term Loan, 5.500%, 11/11/2015	B1	$676,230	$679,330
Remy International, Inc., Senior Secured Term B Facility Loan, 6.250%, 12/16/2016	B1	831,250	843,719

			1,523,049

Banking, Finance, and Real Estate (FIRE) - 6.23%
Alliant Holdings, Inc., Senior Secured Tranche C Incremental Term Loan, 8.000%, 08/21/2014	B2	3,081,486	3,123,856
AmWINS Group, Inc., Senior Secured Second Lien Initial Term Loan, 5.810%, 06/08/2014	B2	1,377,865	1,261,897
BNY Convergex, Senior Secured Second Lien Term Loan, 8.750%, 12/17/2017	B1	443,368	456,669
8.750%, 12/17/2017	B1	1,056,633	1,088,331
Fidelity National Information Services, Inc., Senior Secured Term B Loan, 5.250%, 07/18/2016	Ba1	3,980,000	4,011,502
HarbourVest Partners LP, Senior Secured Term Loan, 6.250%, 12/19/2016	Ba3	4,670,359	4,717,063
Interactive Data Corp., Senior Secured Term Loan, 4.750%, 02/12/2018	Ba3	4,000,000	4,012,500

			18,671,818

Beverage, Food and Tobacco - 12.10%
Advance Pierre Foods, Inc., Senior Secured First Lien Term Loan, 7.000%, 09/30/2016	B1	3,403,381	3,424,125

	Moody’s Rating	Principal Amount	Market Value

Beverage, Food and Tobacco (continued)
Bolthouse Farms, Inc., Senior Secured First Lien Term Loan, 5.501%, 02/08/2016	B1	$1,897,865	$1,917,441
Bolthouse Farms, Inc., Senior Secured Second Lien Term Loan, 9.500%, 08/11/2016	B1	3,000,000	3,042,195
Burger King Corp., Senior Secured Tranche B Term Loan, 4.500%, 02/15/2015	Ba3	3,520,588	3,521,803
Del Monte Corp., Senior Secured Initial Term Loan, 4.500%, 03/08/2018	Ba3	2,282,092	2,288,276
Denny’s Corp. (fka Advantica Restaurants), Senior Secured Term Loan, 5.250%, 09/30/2016	B1	3,680,000	3,703,000
Dunkin’ Brands, Inc., Senior Secured Term B-1 Loan, 4.250%, 11/23/2017	B2	1,781,250	1,794,422
Fairway Group ACP Co., Senior Secured Term Loan, 7.500%, 03/03/2017	B2	3,000,000	2,996,250
Green Mountain Coffee Roasters, Inc., Senior Secured Term B Facility Loan, 5.500%, 12/16/2016	Ba3	875,000	883,203
Michael Foods Group, Inc., Senior Secured Term B Facility Loan, 4.250%, 02/25/2018	B1	4,408,755	4,441,137
NBTY, Inc., Senior Secured Term B-1 Loan, 4.250%, 10/01/2017	Ba3	4,230,521	4,243,741
Roundy’s, Inc., Senior Secured Second Lien Term Loan, 10.000%, 04/16/2016	B1	1,000,000	1,015,625
Roundy’s, Inc., Senior Secured Tranche B Term Loan, 4.092%, 11/03/2013	B1	2,968,992	2,982,917

			36,254,135

	Moody’s Rating	Principal Amount	Market Value

Capital Equipment - 0.26%
Sensus Metering Systems, Inc., Senior Secured Term B-3 Loan, 7.000%, 06/03/2013	Ba2	$788,215	$794,126

Chemicals, Plastics and Rubber - 6.18%
General Chemical Corp. (aka Gentek, Inc.), Senior Secured B Term Facility Loan, 5.000%, 10/06/2015	B1	2,533,565	2,544,966
Houghton International, Inc., Senior Secured Term B-1 Loan, 6.750%, 02/01/2016	B1	2,533,417	2,557,181
Ineos Holdings, Ltd., Senior Secured Term B-2 Facility Loan, 7.500%, 12/16/2013	B1	970,304	1,004,022
Ineos Holdings, Ltd., Senior Secured Term C-2 Facility Loan, 8.000%, 12/16/2014	B1	1,029,696	1,070,626
Styron S.A.R.L., Senior Secured Term Loan, 6.000%, 08/02/2017	B1	4,741,825	4,778,384
Univar, Inc., Senior Secured Term B Loan, 5.000%, 06/30/2017	B2	6,511,763	6,544,355

			18,499,534

Construction and Building - 3.50%
CPG International, Inc., Senior Secured First Lien Term Loan, 6.000%, 02/18/2017	B2	1,326,463	1,330,197
Custom Building Products, Inc., Senior Secured Term B Loan, 5.750%, 03/19/2015	B1	4,602,727	4,654,508
Summit Material, Senior Secured Term Loan, 6.500%, 12/31/2015	B2	3,990,000	3,982,519
UCI International, Inc., Senior Secured Term B Loan, 5.500%, 07/26/2017	Ba2	510,569	515,355

			10,482,579

	Moody’s Rating	Principal Amount	Market Value

Consumer Goods - Durable - 2.49%
1-800 Contacts, Inc., Senior Secured Term Loan, 7.700%, 03/04/2015	Ba2	$4,406,503	$4,434,044
Chill Intermediate Holdings, Inc. (aka Goodman Global, Inc.), Senior Secured First Lien Term Loan, 5.750%, 10/28/2016	Ba3	3,015,152	3,032,096

			7,466,140

Consumer Goods - Non Durable - 5.26%
Amscan Holdings, Inc., Senior Secured First Lien Term Loan, 6.750%, 12/02/2017	B2	4,893,028	4,930,509
Armored AutoGroup, Inc.(fka Viking Acquisition, Inc. (aka Global Autocare)), Senior Secured Term B Loan, 6.000%, 03/17/2018	Ba3	3,287,216	3,299,543
Revlon Consumer Products Corp., Senior Secured Term Loan, 6.000%, 03/11/2015	Ba3	4,954,962	4,979,291
Sagittarius Brands, Inc. (fka Captain D’s), Senior Secured Term Loan, 7.516%, 05/18/2015	B1	2,521,875	2,532,908

			15,742,251

Containers, Packaging and Glass - 4.90%
Graham Packaging Co., Inc., Senior Secured Term C Loan, 6.750%, 04/05/2014	B1	3,959,596	3,993,768
John Henry Holdings, Inc. (aka Multi Packaging Solutions), Senior Secured Effective Date Term Advance Loan, 7.000%, 05/13/2016	B2	5,775,000	5,796,656

	Moody’s Rating	Principal Amount	Market Value

Containers, Packaging and Glass (continued)
Smurfit Stone Container Corp., Senior Secured Delayed Draw Term Loan, 6.750%, 07/15/2016	B2	$4,867,077	$4,887,154

			14,677,578

Energy - Electricity - 1.09%
EquiPower Resources Holdings, Inc., Senior Secured Term B Loan, 5.750%, 01/26/2018	Ba3	815,686	824,353
NXP Funding LLC, Senior Secured Commitment Term Loan, L+3.250%, 03/07/2017(b)	B3	2,400,000	2,427,000

			3,251,353

Energy, Oil and Gas - 7.81%
Aquilex Holdings LLC, Senior Secured Term Loan, 6.000%, 04/01/2016	Ba3	2,961,015	2,963,799
Brock Holdings III, Inc., Senior Secured First Lien Term Loan, 6.000%, 03/16/2017	B1	2,500,000	2,507,825
CITGO Petroleum Corp., Senior Secured Term B Loan, 8.000%, 06/24/2015	Ba2	581,593	606,151
CITGO Petroleum Corp., Senior Secured Term C Loan, 9.000%, 06/24/2017	Ba2	1,486,256	1,565,674
Diversey, Inc., Senior Secured Term B Loan, 4.000%, 11/24/2015	Ba2	4,319,397	4,346,393
First Reserve Crestwood Holdings Corp., Senior Secured Term Loan, 10.500%, 10/03/2016	Caa1	4,428,750	4,550,541
FR Brand Acquisition Corp., Senior Secured Second Lien Tranche B-2 Loan, 7.313%, 02/07/2015	B2	2,000,000	1,887,500
Sheridan Production Partners, Senior Secured Term Loan, 6.500%, 04/20/2017	B2	328,159	330,722

	Moody’s Rating	Principal Amount	Market Value

Energy, Oil and Gas (continued)
6.500%, 04/20/2017	B2	$537,256	$541,452
6.500%, 04/20/2017	B2	4,054,510	4,086,175

			23,386,232

Environmental Industries - 4.32%
Advanced Disposal Services, Inc., Senior Secured Term B Loan, 6.000%, 01/14/2015	Ba3	4,962,312	4,974,717
Butler Animal Health Holding Co. LLC (Winslow), Senior Secured Term Loan, 5.500%, 12/31/2015	B1	2,977,387	2,986,691
PSC LLC, Senior Secured Term Loan, 7.250%, 07/29/2016	B1	4,925,494	4,974,749

			12,936,157

Healthcare and Pharmaceuticals - 13.63%
Alliance Healthcare Services, Inc., Senior Secured Term B Loan, 5.500%, 06/01/2016	Ba3	2,969,925	2,982,918
Ardent Medical Services, Inc., Senior Secured Term Loan, 6.500%, 09/15/2015	B1	5,002,602	5,025,538
Aurora Diagnostics LLC, Senior Secured Term B Loan, 6.250%, 05/26/2016	Ba2	2,543,056	2,549,413
CHG Cos., Inc. / CHG Medical Staffing, Inc., Senior Secured First Lien Term Facility Loan, 7.250%, 10/07/2016	Ba3	2,124,049	2,153,255
Convatec (Cidron Healthcare, Ltd.), Senior Secured Dollar Term Loan, 5.750%, 12/22/2016	Ba3	1,319,008	1,323,955
Davita, Inc., Senior Secured Term B Loan, 4.500%, 10/20/2016	Ba2	2,466,346	2,482,636
HCR Healthcare LLC (aka Manor Care, Inc.), Senior Secured Term B Loan, L+3.250%, 03/09/2018(b)	Ba3	2,085,903	2,055,918

	Moody’s Rating	Principal Amount	Market Value

Healthcare and Pharmaceuticals (continued)
IMS Health, Inc., Senior Secured Term B Loan, 4.500%, 08/26/2017	Ba3	$3,030,545	$3,052,456
MedAssets, Inc., Senior Secured Term Loan, 5.250%, 11/16/2016	Ba3	4,662,500	4,696,746
National Surgical Hospitals, Inc., Senior Secured Delayed Draw Term Loan, 0.750%, 02/03/2017	B2	445,545	443,874
National Surgical Hospitals, Inc., Senior Secured Term Loan, 8.250%, 02/03/2017	B2	2,554,455	2,544,876
Res-Care, Inc., Senior Secured Term B Loan, 7.250%, 12/22/2016	Ba2	1,995,000	2,004,975
RuralMetro Corp., Senior Secured Term Loan, 6.000%, 11/24/2016	B1	840,000	847,350
Smile Brands Group, Inc., Senior Secured Term Loan, 7.001%, 12/21/2017	Ba3	4,948,960	4,969,078
Universal Health Services, Inc., Senior Secured Term B Loan, 4.000%, 11/15/2016	Ba2	3,677,500	3,702,121

			40,835,109

High Tech Industries - 12.50%
Aspect Software, Inc., Senior Secured Term B Loan, 6.250%, 05/07/2016	Ba3	4,353,942	4,402,924
Attachmate Corp., Senior Secured First Lien Term Loan, L+5.000%, 02/25/2017(b)	Caa2	4,000,000	3,978,340
Carestream Health, Inc. (Onex Carestream), Senior Secured Term B Loan, 5.000%, 02/25/2017	B1	5,000,000	4,915,200
Datatel, Inc., Senior Secured First Lien Term Loan, 5.000%, 02/20/2017	Ba3	617,010	619,065

	Moody’s Rating	Principal Amount	Market Value

High Tech Industries (continued)
Datatel, Inc., Senior Secured Second Lien Extended Term Loan, 8.750%, 02/19/2018	Ba3	$2,956,522	$3,000,884
Hyland Software, Inc., Senior Secured Term Loan, 5.750%, 12/19/2016	B2	2,128,000	2,136,980
Kronos, Inc. (aka Seahawk Acquisition Corp.), Senior Secured Second Lien Term Loan, 6.057%, 06/11/2015	Ba3	4,000,000	3,985,000
Presidio, Inc., Senior Secured Term B-1 Loan, L+5.500%, 03/31/2017(b)	Ba3	3,666,667	3,648,333
Rovi Solutions Corp. (Rovi Guides, Inc.), Senior Secured Tranche B Term Loan, 4.000%, 02/07/2018	Ba1	339,703	342,463
Ship Luxco 3 S.A.R.L. (RBS WorldPay), Senior Secured Term B-2-A Loan, 6.250%, 11/30/2017	Ba2	1,538,462	1,547,762
Spansion, Inc., Senior Secured Term Loan, 6.250%, 02/09/2015	Ba3	2,784,561	2,811,251
Vertafore, Inc., Senior Secured First Lien Term Loan, 5.250%, 07/29/2016	B1	3,990,000	4,005,960
Vertafore, Inc., Senior Secured Second Lien Term Loan, 9.750%, 10/29/2017	B1	2,000,000	2,040,000

			37,434,162

Hotels, Gaming and Leisure - 1.86%
Kasima LLC (DCIP), Senior Secured Term B Loan, L+3.750%, 03/31/2017(b)	Baa1	1,959,184	1,961,633
Universal City Development Partners, Ltd., Senior Secured Term B Loan, 5.500%, 11/06/2014	Ba2	3,568,922	3,595,689

			5,557,322

	Moody’s Rating	Principal Amount	Market Value

Media Advertising, Printing and Publishing - 8.01%
Cenveo Corp., Senior Secured Term B Facility Loan, 6.250%, 12/21/2016	B3	$4,750,000	$4,791,562
Getty Images, Inc., Senior Secured Initial Term Loan, 5.250%, 11/07/2016	Ba2	1,739,510	1,755,662
infoGROUP, Inc., Senior Secured Term B Loan, 6.250%, 07/01/2016	B1	4,962,500	5,012,125
Playboy Enterprises, Inc., Senior Secured Term B Loan, 8.250%, 03/06/2017	B2	1,000,000	988,335
Postmedia Network, Inc. (aka CW Acquisition LP), Senior Secured Term B Loan, L+4.000%, 07/13/2016(b)	Ba3	4,198,700	4,221,268
Postmedia Network, Inc. (aka CW Acquisition LP), Senior Secured Tranche Loan, 9.000%, 07/13/2016	Ba3	4,198,700	4,232,814
RBS International Direct Marketing, Senior Secured Term B Loan, 6.500%, 03/13/2017	B1	3,000,000	2,977,500

			23,979,266

Media Broadcasting and Subscription - 6.13%
FoxCo Acquisition Sub LLC, Senior Secured New Term Loan, 4.750%, 07/14/2015	B1	4,952,043	4,960,313
Knology, Inc., Senior Secured Term B Loan, 4.000%, 08/18/2017	B1	1,950,000	1,952,174
MidContinent Communications, Senior Secured Term B Loan, 4.000%, 12/31/2016	B1	2,583,125	2,605,727
Production Resources Group LLC, Senior Secured Term B Loan, 5.750%, 08/17/2014	B2	2,133,792	2,076,894
Summit Entertainment LLC, Senior Secured Term Loan, 8.250%, 09/07/2016	B1	3,917,526	3,858,763

	Moody’s Rating	Principal Amount	Market Value

Media Broadcasting and Subscription (continued)
Univision Communications, Inc., Senior Secured Extended First Lien Term Loan, 4.496%, 03/31/2017	B2	$2,973,631	$2,907,290

			18,361,161

Metals and Mining - 2.22%
Fairmount Minerals, Ltd., Senior Secured Term Loan, L+4.000%, 03/15/2017(b)	B1	4,754,313	4,772,141
JMC Steel Group, Inc., Senior Secured Term Loan, 4.750%, 04/01/2017	B1	1,857,143	1,867,209

			6,639,350

Retail - 6.05%
Chinos Acquisition Corp. (fka J. Crew Operating Corp.), Senior Secured Term Loan, 4.750%, 03/07/2018	B1	2,085,308	2,082,180
Harbor Freight Tools USA, Senior Secured Tranche B Term Loan, 6.500%, 12/22/2017	Ba3	4,973,351	5,038,626
PETCO Animal Supplies, Inc., Senior Secured First Lien Term Loan, 4.500%, 11/24/2017	B2	2,072,093	2,081,314
Sports Authority, Inc. (aka TSA), Senior Secured Term B Loan, 7.500%, 11/16/2017	B3	4,987,500	4,953,236
The Gymboree Corp., Senior Secured First Lien Term Loan, 5.000%, 02/23/2018	B1	964,461	965,406
Toys “R” Us, Inc., Senior Secured Term Loan, 6.000%, 09/01/2016	B1	2,985,000	3,007,760

			18,128,522

	Moody’s Rating	Principal Amount	Market Value

Services - Business - 11.65%
Advantage Sales & Marketing LLC, Senior Secured Second Lien Term Loan, 9.250%, 06/18/2018	B1	$5,000,000	$5,106,275
Altegrity, Inc. (aka U.S. Investigation Services, Inc.), Senior Secured Tranche D Term Loan, 7.750%, 02/21/2015	B1	4,749,821	4,785,445
Brickman Group Holdings, Inc., Senior Secured Tranche B Term Loan, 7.250%, 10/14/2016	B1	4,987,500	5,094,257
Ikaria Acquisition, Inc., Senior Secured Term Loan, 7.000%, 05/14/2016	B1	1,712,500	1,666,263
Sedgwick Holdings, Inc., Senior Secured Second Lien Term Loan, 9.000%, 05/30/2017	B2	5,000,000	5,037,500
Sedgwick Holdings, Inc., Senior Secured Term B Loan, 5.000%, 12/31/2016	B2	2,282,198	2,287,880
Sitel/Clientlogic Corp., Senior Secured Term Loan, 5.803%, 01/30/2014	B1	3,500,000	3,477,250
Transaction Network Service, Inc., Senior Secured Term Loan, 6.000%, 11/18/2015	Ba3	4,914,315	4,936,331
TransUnion LLC, Senior Secured Term B Loan, 4.750%, 02/26/2018	B1	2,500,000	2,515,113

			34,906,314

Services - Consumer - 3.31%
iHealth Technologies, Inc., Senior Secured Term B Loan, 7.750%, 12/28/2016	B2	1,436,364	1,450,727
N.E.W. Customer Service Cos., Inc., Senior Secured Term Loan, 6.000%, 03/23/2016	Ba3	3,692,132	3,699,812

	Moody’s Rating	Principal Amount	Market Value

Services - Consumer (continued)
Protection One Alarm Monitoring, Inc., Senior Secured Term B Loan, 6.000%, 06/04/2016	B1	$4,751,646	$4,754,616

			9,905,155

Telecommunications - 10.53%
Alaska Communication Systems Holdings, Inc., Senior Secured Term Loan, 5.500%, 10/21/2016	Ba3	4,671,328	4,687,374
CommScope, Inc., Senior Secured Term Loan, 5.000%, 01/14/2018	Ba3	1,278,772	1,290,646
Fibertech Networks LLC (Firefox), Senior Secured Term Loan, 6.750%, 11/30/2016	B2	3,206,250	3,230,297
Global Tel Link Corp., Senior Secured First Lien Term Loan, 5.000%, 12/17/2016	B1	4,506,777	4,515,227
Intelsat Jackson Holdings, Ltd., Senior Secured Term B Loan, 5.250%, 04/02/2018	B1	2,416,107	2,436,367
Savvis, Inc., Senior Secured Term Loan, 6.750%, 08/04/2016	B1	5,492,400	5,536,339
Sorenson Communications, Inc., Senior Secured Tranche C Term Loan, 6.000%, 08/16/2013	B1	2,989,975	2,858,431
Syniverse Holdings, Inc., Senior Secured Term Loan, 5.250%, 12/21/2017	B1	1,445,652	1,455,136
Telcordia Technologies, Inc., Senior Secured Term Loan, 6.750%, 04/30/2016	B1	4,967,487	4,978,366
TowerCo Finance LLC, Senior Secured Term B-1 Loan, 5.250%, 02/02/2017	Ba3	560,000	564,200

			31,552,383

	Moody’s Rating	Principal Amount	Market Value

Transportation - Cargo - 4.78%
Brenntag Holding GmbH & Co., Senior Second Lien Facility Term Loan, 6.453%, 07/17/2015	Ba2	$5,000,000	$5,068,775
Kenan Advantage Group, Inc., Senior Secured Term Loan, 5.500%, 06/11/2016	Ba3	3,325,000	3,354,925
Nexeo Solutions LLC (aka Ashland Distribution), Senior Secured Term Loan, 5.000%, 09/08/2017	B1	1,333,333	1,336,667
Ozburn-Hessey Holding Co. LLC, Senior Secured First Lien Term Loan, 7.500%, 04/08/2016	B1	1,984,962	2,006,459
Ozburn-Hessey Holding Co. LLC, Senior Secured Second Lien Term Loan, 10.500%, 10/08/2016	B1	2,500,000	2,537,500

			14,304,326

Transportation - Consumer - 2.00%
Avis Budget Holdings LLC, Senior Secured Extended Term Loan, 5.750%, 04/19/2014	Ba2	2,974,556	2,991,258
Hertz Corp., Senior Secured Term Loan, 3.750%, 03/04/2018	Ba1	1,000,000	983,330
3.750%, 03/11/2018	Ba1	2,000,000	2,005,530

			5,980,118

Wholesale - 0.61%
CDW Corp., Senior Secured Extended Term Loan, 5.006%, 07/17/2017	B2	1,842,152	1,839,279

TOTAL FLOATING RATE LOAN INTERESTS (Cost $407,834,875)			413,107,419

	Moody’s Rating	Principal Amount	Market Value
Wholesale (continued)
CORPORATE BONDS - 5.77%

Beverage, Food and Tobacco - 0.53%
HOA Restaurant Group LLC (aka Hooters Restaurant), Senior Secured Bond, 11.250%, 04/01/2017(c)	B3	$500,000	$512,500
Logan’s Roadhouse, Inc., Senior Secured Bond, 10.750%, 10/15/2017(c)	B2	1,000,000	1,077,500

			1,590,000

Energy - Electricity - 0.41%
MEMC Electronic Materials, Inc., Senior Unsecured Bond, 7.750%, 04/01/2019(c)	B1	1,200,000	1,234,500

Energy, Oil and Gas - 0.17%
United Refining Co., Senior Secured Bond, 10.500%, 02/28/2018(c)	B3	510,000	508,088

Healthcare and Pharmaceuticals - 1.04%
Aurora Diagnostics LLC, Senior Unsecured Bond, 10.750%, 01/15/2018(c)	Ba2	3,000,000	3,105,000

High Tech Industries - 1.36%
Allen Systems Group, Inc., Senior Secured Bond, 10.500%, 11/15/2016(c)	Ba2	3,983,000	4,062,660

Media Advertising, Printing and Publishing - 0.42%
Eastman Kodak Co., Senior Secured Bond, 10.625%, 03/15/2019(c)	Ba3	1,250,000	1,262,500

	Moody’s Rating	Principal Amount	Market Value

Retail - 0.05%
Burlington Coat Factory Warehouse Corp., Senior Unsecured Bond, 10.000%, 02/15/2015(c)	Caa1	$170,000	$165,750

Telecommunications - 1.79%
Avaya, Inc., Senior Secured Bond, 7.000%, 04/01/2019(c)	B1	450,000	441,000
Cincinnati Bell, Inc. (aka Broadwing, Inc.), Senior Unsecured Bond, 8.375%, 10/15/2020	B2	5,000,000	4,925,000

			5,366,000

TOTAL CORPORATE BONDS (Cost $17,082,269)			17,294,498

SHORT TERM INVESTMENTS - 12.23%
BONY Cash Reserve(d) (0.050% 7-Day Yield)		36,638,870	36,638,870

TOTAL SHORT TERM INVESTMENTS (Cost $36,638,870)			36,638,870

Moody’s Rating	Principal Amount	Market Value

SHORT TERM INVESTMENTS (continued)

Total Investments - 155.93% (Cost $461,556,014)		467,040,787

Liabilities in Excess of Other Assets(d) - (7.82)%		(23,417,086)

Term Preferred Shares - (16.06)%* (plus distributions payable on term preferred shares)		(48,109,248)

Senior Secured Notes - (32.05)%		(96,000,000)

Net Assets - 100.00%		$299,514,454

Amounts above are shown as a percentage of net assets as of March 31, 2011.

*	Series A Floating Rate Cumulative Term Preferred Shares, “Term Preferred Shares”.
(a)	The interest rate shown represents the rate at period end.
(b)

All or a portion of this position has not settled as of March 31, 2011. The interest rate shown represents the stated spread over the London Interbank Offered Rate (“LIBOR” or “L”) or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $12,369,498, which represents approximately 4.13% of net assets as of March 31, 2011.

(d)

Liabilities in Excess of Other Assets represents amounts owed for loans purchased but not yet settled. Short Term Investments, less Liabilities in Excess of Other Assets, less distributions payable on term preferred shares, as of March 31, 2011, equaled $13,112,536 or 4.4% of net assets.

See Notes to Quarterly Statement of Investments.

Blackstone / GSO Senior Floating Rate Term Fund

March 31, 2011 (Unaudited)

NOTE 1. ORGANIZATION

Blackstone / GSO Senior Floating Rate Term Fund (the “Fund”) is a non-diversified, closed-end management investment company. The Fund was organized in Delaware on March 4, 2010. The Fund was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on March 5, 2010. The Fund commenced operations on May 26, 2010. Prior to that, the Fund had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in the Fund to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as the Fund’s investment adviser. The Fund’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BSL.”

The Fund’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. Under normal market conditions, at least 80% of the Fund’s assets will be invested in senior secured, floating rate loans (“Senior Loans”). Senior Loans are made to U.S. and, to a limited extent, non-U.S. corporations, partnerships and other business entities (“Borrowers”) which operate in various industries and geographical regions.

The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political, or regulatory occurrence.

Absent shareholder approval to extend the term of the Fund, the Fund will dissolve on or about May 31, 2020. Upon dissolution, the Fund will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities of the Fund. Pursuant to the Fund’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), prior to the date of dissolution a majority of the Board of Trustees, with the approval of a majority of the shareholders entitled to vote (as defined in the 1940 Act) may extend the life of the Fund. If approved, the dissolution date of the Fund may be extended by a period of two years or such shorter time as may be determined. However, the dissolution date of the Fund may be extended an unlimited number of times.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material.

Portfolio Valuation: Net asset value per common share ( “NAV”) will be determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV by subtracting liabilities (including accrued expenses or dividends) from the total assets of the Fund (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

The Fund values its investments primarily by using the mid-price of market quotations from a nationally recognized loan pricing service. The Fund’s nationally recognized loan pricing provider values Senior Loans by taking the mean of the bid prices from one or more brokers. Corporate bonds, other than short-term investments, are valued at the price provided by an independent pricing service. The prices provided by the independent service are based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair

Valued Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees.

Various inputs are used to determine the value of the Fund’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1— Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2— Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3— Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the period ended March 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests	$-	$413,107,419	$-	$413,107,419
Corporate Bonds	-	17,294,498	-	17,294,498
Short Term Investments		36,638,870	-	36,638,870
Total	$-	$467,040,787	$-	$467,040,787

All securities of the Fund were valued using Level 2 inputs during the period ended March 31, 2011. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for the Fund.

There were no significant transfers in or out of Levels 1 and 2 during the current period presented.

^For detailed descriptions of classifications, see the accompanying Statement of Investments.

NOTE 3. SENIOR LOANS

Senior Loans hold the most senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the borrower. Senior Loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less then the stated maturities shown. However, floating-rate loans typically have an expected average life of two to four years. Floating- ate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily London Interbank Offered Rate (LIBOR), plus a premium.

Senior Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Senior Loans are similar to the risks of below investment grade securities, although Senior Loans are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. Nevertheless, if a borrower under a Senior Loan defaults or goes into bankruptcy, the Fund may recover only a fraction of what is owed on the Senior Loan or nothing at all.

The Fund typically invests in Senior Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund’s net asset value and income distributions. An economic downturn would generally lead to a higher non-

payment rate, and a Senior Loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan’s value.

In general, the secondary trading market for Senior Loans is not well developed. No active trading market may exist for certain Senior Loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell Senior Loans quickly or at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Senior Loans and other variable rate debt instruments are subject to the risk of payment defaults of scheduled interest or principal. Such payment defaults would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund.

Although the Senior Loans in which the Fund invests are secured by collateral, there can be no assurance that such collateral could be readily liquidated or that the liquidation of such collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal. In the event of the bankruptcy or insolvency of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. In the event of a decline in the value of the already pledged collateral, if the terms of a Senior Loan do not require the Borrower to pledge additional collateral, the Fund is exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the Borrower’s obligations under the Senior Loans. To the extent that a Senior Loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose some or all of its value in the event of the bankruptcy or insolvency of the Borrower. Those Senior Loans that are under-collateralized involve a greater risk of loss.

The Fund may acquire Senior Loans through assignments or participations. The Fund typically acquires Senior Loans through assignment or participation, and if a participation, will elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when the Fund must acquire a Senior Loan through a participation. The Adviser has established a risk and valuation committee that regularly reviews each broker-dealer counterparty for, among other things, its quality and the quality of its execution.

At March 31, 2011, the Fund has invested $37,588,981 in subordinated loans, which represents 12.5% of net assets. Subordinated loans generally are subject to similar risks as those associated with investments in Senior Loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a subordinated loan, the first priority lien holder has first claim to the underlying collateral of the loan. Subordinated loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the Borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated loans generally have greater price volatility than Senior Loans and may be less liquid.

NOTE 4. UNREALIZED APPRECIATION/ (DEPRECIATION)

On March 31, 2011, based on cost of $461,556,014 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,836,372 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $351,599, resulting in net unrealized appreciation of $5,484,773.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Senior Floating Rate Term Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	May 27, 2011

By:	/s/ Eric Rosenberg
Eric Rosenberg (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Blackstone / GSO Senior Floating Rate Term Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	May 27, 2011

By:	/s/ Eric Rosenberg
Eric Rosenberg (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	May 27, 2011